STROOCK & STROOCK & LAVAN LLP
180 Maiden Lane
New York, New York  10038

May 23, 2011

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549
Attention:  Christina DiAngelo and Houghton R. Hallock Jr., Esq.

Re:	Dreyfus Research Growth Fund, Inc. (333-173642; 811-01899) Registration Statement on Form N-14

Ladies and Gentlemen:

Transmitted for filing with the Securities and Exchange Commission (the "Commission"), is Pre-Effective Amendment No. 1 ("Amendment No. 1") to the above-referenced Registrant's Registration Statement on Form N-14 filed on April 21, 2011 (the "N-14 Registration Statement").  Amendment No. 1 contains a combined prospectus/proxy statement (the "Prospectus/Proxy") and combined statement of additional information (the "SAI"), which reflect separate proposals to the shareholders of (1) Dreyfus Alpha Growth Fund, a series of Dreyfus Manager Funds I ("Alpha Growth Fund"), (2) Dreyfus Equity Growth Fund, a series of Dreyfus Funds, Inc. ("Equity Growth Fund") and (3) Dreyfus Research Core Fund, a series of Dreyfus Manager Funds I ("Research Core Fund"), to transfer each Fund's assets, subject to its liabilities, to the Registrant.

The Proxy/Prospectus and SAI contained in Amendment No 1 are marked to show changes from the versions of the Proxy/Prospectus and SAI included as part of the N-14 Registration Statement.  These changes were made primarily in response to comments given electronically and telephonically by Christina DiAngelo and Houghton R. Hallock Jr. of the staff of the Commission (the "Staff") to Nicole M. Runyan of Stroock & Stroock & Lavan LLP.  Set forth below is a summary of the Staff's comments and the Registrant's responses thereto.  Capitalized terms used herein and not otherwise defined are used with the meanings assigned to them in the Proxy/Prospectus filed herewith.  At the Staff's request, the Registrant has filed updated auditors' consents with Amendment No 1.  The Registrant's Tandy representation was filed with the N-14 Registration Statement.

PROXY/PROSPECTUS:

1.
Staff Comment.  Included in the N-14 are various references to the Acquiring Fund having a generally better performance record.   How was this conclusion reached since it appears as if the target funds have outperformed the acquiring fund during various periods ended 12/31/10?  For example, the Class A shares of the Equity Growth fund outperformed the Acquiring Fund for the 12/31/10 reporting period.  The Acquiring Fund only had the best performance out of all 4 funds for the 12/31/09, 12/31/07 and 12/31/02 reporting periods.

Response.  For each Reorganization, Dreyfus compared the annual total returns of the Fund's Class A shares against the Acquiring Fund's Class A shares.  In each Reorganization, the Acquiring Fund's Class A shares outperformed the Fund's Class A shares in six (five for the Alpha Growth Fund) out of the last ten calendar years.  In addition, over the 1-, 5- and 10-year periods disclosed in the average total return tables, the Acquiring Fund: (i) outperformed the Research Core Fund during each measurement period; (ii) outperformed the Alpha Growth Fund in each of the 1-year and 5-year periods; and (ii) outperformed the Equity Growth Fund in the 5- and 10-year periods, while only slightly underperforming and the Equity Growth Fund in the 1-year period.  Dreyfus also considered the fact that the Acquiring Fund outperformed each Fund for the 3-year period ended December 31, 2010.  We believe this method of analysis—comparing each Fund's total returns against the Acquiring Fund's total returns—is appropriate as each Fund's shareholders are being asked to approve a reorganization with the Acquiring Fund and not with another Fund.  As such, we believe it is accurate to say that the Acquiring Fund has a generally better performance record than each Fund.

2.
Staff Comment.  Since there are multiple target funds, [you should] present fee tables and expense examples for the scenarios that resulted in the highest total expense ratio, the lowest total expense ratio and the most likely outcome.  [There] is one fee table based on the assumption that all mergers are approved with footnote reference to the other outcomes with no corresponding expense examples.  After discussion with one of our Assistant Chief Accountants and other Accountants in the Division, we do not permit footnote disclosure of the other outcomes and require separate fee table presentations of these amounts.  …[A]t a minimum, we require the full fee tables of the most likely outcome and the most expensive outcome to be presented with equal prominence.  We would also expect to see hypothetical expense examples for each of these outcomes.

Response.  Pursuant to additional discussions with the Staff, the Fund has revised the fee tables and expense examples to disclose, with equal prominence, the scenarios that resulted in the highest total expense ratio, the lowest total expense ratio and the most likely outcome for the Reorganizations.

3.	Staff Comment. Is there any planned portfolio repositioning? The Pro Forma Financial Statements currently includes the following disclosure as a note to the Pro Forma Statement of Investments:

As of 2/28/11, all of the securities held by Dreyfus Equity Growth, Dreyfus Alpha Growth and Dreyfus Research Core Fund comport with the investment strategies and restrictions of Dreyfus Research Growth Fund and management does not anticipate having to dispose of any securities as a result of the mergers.

The disclosure regarding portfolio repositioning in other portions of the document are not as clear.  For example, in the section entitled, "Sale of Portfolio Securities", reference is made to potential sale of portfolio securities that may result in a capital gain or loss.  Additionally, this paragraph states: "As of the date hereof, neither the Funds nor the combined Fund are expected to recognize material capital gains or incur significant transaction costs as a result of repositioning a Fund's portfolio in connection with the relevant Reorganization."

Are there any planned sales of portfolio securities in connection with the Reorganization?  If so, please disclose an estimate of the percentage of each Target portfolio securities that will be sold, along with an estimate of the dollar amounts and per share effect of any capital gains that are expected to result from these sales and the dollar amount of transaction costs.

Response.  None of the Funds or the Acquiring Fund will be forced to reposition its portfolio holdings if the Fund's shareholders approve the relevant Reorganization.  In addition, it is not anticipated that portfolio securities currently held by either Equity Growth, Research Core or the Acquiring Fund will be sold in connection with the relevant Reorganizations—either before a Reorganization (by either Fund or the Acquiring Fund) or after a Reorganization (by the combined fund).  The disclosure in the Proxy/Prospectus has been revised to state that neither Equity Growth, Research Core nor the Acquiring Fund intend to sell their portfolio securities in connection with the relevant Reorganization.

In connection with the Reorganization of Alpha Growth, however, certain of the portfolio securities currently held by the Fund may be sold by the combined fund after consummation of the Reorganization, subject to any restrictions imposed by the Code.  The Proxy/Prospectus has been revised to estimate the amount of portfolio securities, and the related transaction costs, that Dreyfus currently estimates will be sold in connection with the Reorganization.  The combined fund currently is not expected to recognize material capital gains as a result of repositioning the Fund's portfolio after the Reorganization.  The amount of portfolio securities of Alpha Growth that may ultimately be sold by the combined fund in connection with the Reorganization, as well as the related transaction costs associated with this portfolio repositioning, will be dependent upon market conditions and portfolio holdings at the time the portfolio is repositioned and may be higher or lower than the amounts disclosed in the Proxy/Prospectus.  Dreyfus has revised the footnotes to the Pro Forma Statement of Investments to clarify that none of the funds' securities are required to be sold in connection with any Reorganization, but that certain portfolio securities held by Alpha Growth are expected to be sold in connection with its Reorganization.  This additional footnote disclosure is substantially similar to the footnote disclosure approved by the Staff in connection with the merger of General New York Municipal Bond Fund into Dreyfus New York AMT-Free Municipal Bond Fund in 2009, where the target fund was forced to sell certain portfolio holdings in advance of the reorganization as a result of the acquiring fund's investment restrictions.  The definitive version of the prospectus/proxy statement for that reorganization was filed on Form 497 with the Commission on September 3, 2009 (Accession No.:  0000899681-09-000618).

In addition, each Fund and the Acquiring Fund, in the ordinary course of business and not related to the Reorganizations, may buy and sell portfolio holdings in the period prior to the Reorganizations and the combined fund may sell portfolio holdings after each Reorganization in the ordinary course of its business, subject to any restrictions imposed by the Code with respect to the tax-free nature of the Reorganizations.  It is not possible to predict, with any accuracy, the possible sale of the funds' portfolio securities in the ordinary course of their businesses and, because any sales would not be directly related to the Reorganizations, the funds have not included the requested disclosure related to those transactions in the Proxy/Prospectus.

4.
Staff Comment.  Does the Acquiring Fund intend to sell any of its portfolio holdings in advance of the Reorganizations for tax reasons?  If so, consider whether such portfolio repositioning should be disclosed in light of the expected losses of the Funds' capital loss carryforwards as a result of the Reorganizations.

Response.  In light of the Acquiring Fund's minimal unrealized capital gains in its portfolio holdings, it does not intend to sell any of its portfolio holdings for tax reasons in anticipation of the Reorganizations.  We do not believe any disclosure surrounding the tax characteristics of the Acquiring Fund's portfolio holdings is necessary or appropriate.

5.
Staff Comment.  Please supplementally explain the paragraph entitled "Temporary Suspension of Certain of each Fund's Investment Restrictions."  Please clarify what restrictions are being suspended in connection with the Reorganizations.

Response.  The only investment restriction that is being suspended in each Reorganization is the limitation on a Fund's ability to invest in other investment companies in accordance with Section 12(d)(1) of the Investment Company Act of 1940, as amended.  The suspension of each Fund's investment restriction is operationally necessary in order to effect the Reorganizations (e.g., the Funds' shareholders, for a period of time during the Reorganization, will hold shares of the Acquiring Fund while still being shareholders of the Funds).  As disclosed in the Prospectus/Proxy, this does not affect the Acquiring Fund's investment restrictions.

6.
Staff Comment.  In the capitalization table, the "Net Assets" line item for Class A shares and Class B shares do not sum properly.  Please reflect the receipt of A shares of the [A]cquiring [F]und from B shares of the [F]unds so that the capitalization table sums properly.

Response.  The requested changes to the line items for Class A and Class B shares have been made.  We believe the capitalization table, as revised, sums properly.

Statements of Additional Information:

7.
Staff Comment.  Footnote (a) to the Pro Forma Statement of Operations currently states:  "Reflects the adjustment of expenses to be commensurate with those of the combined fund."  This description is too generic.  Please explain the adjustments to the expense line items in greater detail.

Response.  Dreyfus has reviewed the "Adjustments" column and has revised footnote (a) thereto to provide specific information it believes useful to shareholders and also added footnotes (b) and (c) disclosing certain economies of scale that are expected to result from the Reorganizations.

8.
Staff Comment.  In the Pro Forma Statement of Operations, the amounts of Total Expenses, Custody Credits and Net Expenses and Investment Income- Net of [the Registrant] do not equal the amounts presented in the 2/28/11 audited financial statements.  Please revise accordingly.

Response.  The relevant line items in the Pro Forma Statement of Operations have been revised to reflect the amounts presented in the Statement of Operations included in the Registrant's annual report for the fiscal year ended February 28, 2011.

As discussed with the Staff, the Registrant is seeking acceleration of the effective date of the N-14 Registration Statement to Monday, May 23, 2011.  The Registrant's acceleration request is filed herewith.

Should members of the Staff have any questions or comments, please contact me at 212.806.6443 or, in my absence, contact David Stephens at 212.806.6138.

Very truly yours,

/s/ Nicole M. Runyan
Nicole M. Runyan

cc:	David Stephens Jeff Prusnofsky

  DREYFUS RESEARCH GROWTH FUND, INC.
200 Park Avenue
New York, New York  10166

May 23, 2011

Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549
Christina DiAngelo and Houghton R. Hallock Jr., Esq.

Re:	Dreyfus Research Growth Fund, Inc. (333-173642; 811-01899)
Registration Statement on Form N-14

Ladies and Gentlemen:

The undersigned hereby requests that the effective date for the above-referenced Registration Statement be accelerated so that it will become effective on May 23, 2011 at 9:00 a.m., Eastern time, or as soon thereafter as may be practicable.

Very truly yours,

DREYFUS RESEARCH GROWTH FUND, INC.

By: /s/  Jeff Prusnofsky
       Jeff Prusnofsky
       Vice President